Concentrations of Risk	12 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
Concentrations of risk

Note 15 – Concentrations of risk

Credit Risk

The Company is exposed to credit risk from its cash in bank and fixed deposits, and accounts and notes receivable, other receivables and advances on equipment purchases.

As of June 30, 2019, no deposit with a bank located in the PRC was subject to credit risk. In China, the insurance coverage of each bank is approximately $73,000 (RMB 500,000). As of June 30, 2019, approximately $9,000 was on deposit with a bank located in the US subject to credit risk. In the US, the insurance coverage of each bank is USD $250,000. Management believes that the credit risk on cash in bank and fixed deposits is limited because the counterparties are recognized financial institutions.

Accounts receivable, other receivables and advances on inventory purchases are subject to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer Concentration Risk

For the year ended June 30, 2019, the Company had two customers accounting for approximately 25.1% and 13.5% of total revenue. For the year ended June 30, 2018, the Company had one customer accounting for approximately 11.1% of total revenue. For the year ended June 30, 2017, the Company had one customer accounting for approximately 12.0% of total revenue. As of June 30, 2019 and 2018, no customer accounted for more than 10% of the total balance of accounts receivable.

Vendor Concentration Risk

For the year ended June 30, 2019, one vendor accounted for 10.1% of total purchases. For the year ended June 30, 2018, the Company had one vendor accounting for approximately 11.4% of total purchases. For the year ended June 30, 2017, the Company had one vendor representing approximately 19.0% of total purchases. As of June 30, 2019 and 2018, no vendor accounted for more than 10% of the total balance of accounts payable.